CONSOLIDATED BALANCE SHEETS - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents		$ 1,480,528	$ 3,316,062
Short-term investments		1,326,241	2,554,319
Accounts receivable, net		3,663,506	26,082,773
Media deposits - third parties		265,784	713,938
Due from related parties		$ 28,667	$ 30,075
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]		Related Party	Related Party
Deposit due from a third party		$ 2,739,989	$ 2,816,941
Other current assets		2,592,048	2,831,873
Total Current Assets		12,712,574	39,520,805
Long-term investment		6,576,688	6,848,964
Property and equipment, net		1,717,488	2,056,424
Intangible assets, net		241,212	401,549
Total Assets		21,247,962	48,827,742
Current Liabilities
Short-term bank borrowings		684,997	2,253,553
Accounts payable		3,618,790	2,292,871
Advance from advertisers		754,837	841,250
Advertiser deposits		314,578	90,065
Income tax payable		255,656	249,917
Due to related parties		3,566	$ 12,176
Other Liability, Current, Related Party [Extensible Enumeration]			Related Party
Accrued expenses and other liabilities		791,780	$ 727,799
Total Current Liabilities		6,424,204	6,467,631
Total Liabilities		6,424,204	6,467,631
Commitments and Contingencies
Shareholders' Equity
Ordinary Shares (par value $0.0096 per share, 1,000,000,000 shares authorized; 1,534,487 shares issued and outstanding at December 31, 2024 and 2023, respectively)	[1]	14,731	14,731
Additional paid-in capital		41,564,418	41,564,418
Statutory reserve		898,133	898,133
Retained earnings		(23,458,777)	3,412,457
Accumulated other comprehensive loss		(4,194,747)	(3,529,628)
Total Shareholders' Equity		14,823,758	42,360,111
Total Liabilities and Shareholders' Equity		21,247,962	48,827,742
Non-related party
Current Assets
Prepayments		$ 615,811	959,135
Related Party
Current Assets
Prepayments			$ 215,689

[1]	Retrospectively restated to give effect to an increase in the Company’s share capital from $50,000 to $60,000, a share consolidation at a ratio of one-for-six (6) ordinary shares effective on March 21, 2023, and an increase in authorized shares from 6,250,000 into 1,000,000,000 (Note 15).